Structured Asset Trust Unit Repackagings (Saturns)
Cummins Engine Company Debenture Backed
Series 2006-2
CUSIP NO. 86360Y207
Distribution Date September 4, 2012
US Bank National Association, as Trustee for the Trust, hereby gives notice with respect to the Distribution Date as follows:
The amount of the distribution payable to the Certificateholders on the Distribution Date allocable to principal and premium, if any, and interest, is as set forth below:
Beginning Principal Principal Payment Ending Principal Fixed Rate
Accrual
Days
Day Count
Fixed Interest
Amount Due
Aggregate
Interest Due and
Unpaid
Total
Distribution
$25,510,000.00 $0.00 $25,510,000.00 7.37500% 180 30/360 940,681.25 $ $0.00 940,681.25 $
Additional Information
Underlying Security
CUMMINS ENGINE 5.650% 3/01/98
Cusip
CUSIP Moody's S & P Moody's Date S & P Date
86360Y207 Baa3 BBB- Baa1 23-Nov-11 A 27-Sep-11
Underlying Security Baa3 BBB- Baa1 18-Nov-11 A 21-Sep-11
*The Trustee shall not be held responsible for the selection or use of the CUSIP number nor is any representation made as to its correctness.
It is included for the convenience of the Holders.
$2,000.00
$3,693.75
1st of Mar/Sept or NBD
231021AK2
$33,500,000.00
5.65000%
Current Ratings
Expense Account Deposit
Original Ratings
To the Holders of:
Payment Dates
Current Principal Balance
Annual Coupon Rate (Fixed)
Interest Payment Received
Trustee Fees
$946,375.00